Accrued Expenses and Other Liabilities - Changes in Deferred Revenue (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Revenue Disclosure [Abstract]
Balance at beginning of period	$ 1,075	$ 926	$ 829
Deferred revenues for current period service contracts	680	600	545
Earned revenues in current period	(462)	(446)	(446)
Refunds of cancelled contracts	(59)	(54)	(53)
Interest accretion, translation and other adjustments	5	49	51
Balance at end of period	$ 1,239	$ 1,075	$ 926